UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ________

                                    FORM N-Q
                                    ________


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102


                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                    ________

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)


                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2007

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND II                           PERIMETER SMALL CAP
                                                                     GROWTH FUND
                                                                OCTOBER 31, 2006
                                                                     (UNAUDITED)
================================================================================
SCHEDULE OF INVESTMENTS
COMMON STOCK - 92.9%

                                         SHARES                 VALUE
                                       ----------            -----------
CONSUMER DISCRETIONARY - 12.7%
   Bebe Stores                              6,453            $   160,228
   Bob Evans Farms                          2,651                 89,895
   Carter's *                               3,500                 98,805
   CBRL Group                               2,350                103,189
   Champion Enterprises *                   1,619                 14,992
   Childrens Place Retail Stores *             22                  1,544
   Cox Radio, Cl A *                        6,710                112,996
   Fossil *                                 5,295                115,643
   Harris Interactive *                    18,664                124,676
   Jack in the Box *                        1,601                 89,832
   Jarden *                                 4,854                174,647
   K2 *                                     5,926                 80,949
   Kimball International, Cl B              5,265                130,835
   Maidenform Brands *                      3,678                 81,468
   Matthews International, Cl A             2,853                109,612
   Men's Wearhouse                          3,917                156,092
   Movado Group                             4,733                121,875
   O'Charleys *                             2,551                 50,739
   Phillips-Van Heusen                      3,712                169,861
   Priceline.com *                          2,244                 90,411
   Rare Hospitality International *         3,133                 98,721
   Select Comfort *                         2,310                 49,388
   Sonic Automotive, Cl A                   4,904                128,975
   Sonic *                                  3,202                 72,846
   Steiner Leisure *                        3,985                181,875
   Strayer Education                        1,090                123,301
   Tween Brands *                           2,044                 85,480
   Wolverine World Wide                     2,793                 79,210
                                                             -----------
                                                               2,898,085
                                                             -----------
CONSUMER STAPLES - 3.3%
   Ingles Markets, Cl A                     2,793                 79,433
   Longs Drug Stores                        3,143                135,275
   NBTY *                                   4,053                112,754
   Prestige Brands Holdings *              10,095                119,121
   Sanderson Farms                          4,974                131,960
   Spartan Stores                           6,403                132,414
   Wild Oats Markets *                      2,103                 37,812
                                                             -----------
                                                                 748,769
                                                             -----------
ENERGY - 4.2%
   Alon USA Energy                          2,929                 82,217
   Bill Barrett *                           3,678                104,933
   Callon Petroleum *                       1,610                 24,762
   Core Laboratories *                      1,328                 96,798
   Giant Industries *                          30                  2,429
   Grey Wolf *                              7,499                 52,493
   Helix Energy Solutions Group *           1,771                 57,203
   PetroHawk Energy *                      10,831                122,715
   Petroquest Energy *                      7,868                 89,538
   Superior Energy Services *               2,186                 68,422
   Swift Energy *                           1,966                 91,852

THE ADVISORS' INNER CIRCLE FUND II                           PERIMETER SMALL CAP
                                                                     GROWTH FUND
                                                                OCTOBER 31, 2006
                                                                     (UNAUDITED)
================================================================================
COMMON STOCK-CONTINUED
                                         SHARES                 VALUE
                                       ----------            -----------
ENERGY-CONTINUED
   Tetra Technologies *                     2,133            $    55,245
   World Fuel Services                      2,691                115,767
                                                             -----------
                                                                 964,374
                                                             -----------
FINANCIALS - 8.3%
   1st Source                               3,883                122,547
   Commerce Group                           3,746                110,882
   Delphi Financial Group, Cl A             2,725                106,956
   FBL Financial Group, Cl A                2,384                 84,274
   Fpic Insurance Group *                   2,785                 99,536
   Greene County Bancshares                 2,793                105,296
   Hanmi Financial                          4,325                 92,425
   Harleysville Group                       3,372                121,662
   Infinity Property & Casualty             4,248                182,749
   ProAssurance *                           1,444                 70,323
   Prosperity Bancshares                    3,542                122,872
   Safety Insurance Group                   2,572                128,626
   Selective Insurance Group                   44                  2,431
   Sun Bancorp *                            3,985                 82,768
   TierOne                                      7                    224
   Triad Guaranty *                         2,929                150,873
   Umpqua Holdings                          3,474                 98,106
   United Community Banks                   2,623                 82,467
   Zenith National Insurance                2,929                136,257
                                                             -----------
                                                               1,901,274
                                                             -----------
HEALTH CARE - 14.8%
   Albany Molecular Research *             10,865                129,402
   Allscripts Healthcare Solutions *        5,790                136,586
   Arena Pharmaceuticals *                 11,292                172,203
   Aspect Medical Systems *                 5,722                102,252
   Bradley Pharmaceuticals *                5,269                 91,681
   Bruker BioSciences *                     7,217                 57,447
   Dynavax Technologies *                  10,081                 62,200
   Five Star Quality Care *                 7,833                 80,758
   Genesis HealthCare *                     2,112                102,284
   Hologic *                                4,121                198,426
   Illumina *                               2,452                107,790
   inVentiv Health *                           68                  1,945
   LHC Group *                              3,236                 79,670
   Lifecell *                               3,591                 84,137
   LifePoint Hospitals *                    1,230                 43,665
   Matria Healthcare *                      3,883                109,501
   Natus Medical *                         10,541                175,086
   New River Pharmaceuticals *              2,861                145,511
   Omnicell *                               9,026                169,057
   PDL BioPharma *                          8,991                189,980
   PharmaNet Development Group *            6,267                117,193
   Pharmion *                               4,365                106,724
   Phase Forward *                          9,058                125,725
   Res-Care *                               7,083                136,985
   Sciele Pharma *                          7,152                155,985
   SurModics *                              2,691                 93,916

THE ADVISORS' INNER CIRCLE FUND II                           PERIMETER SMALL CAP
                                                                     GROWTH FUND
                                                                OCTOBER 31, 2006
                                                                     (UNAUDITED)
================================================================================
COMMON STOCK-CONTINUED
                                         SHARES                 VALUE
                                       ----------            -----------
HEALTH CARE-CONTINUED
   Third Wave Technologies *               15,058            $    60,834
   TriPath Imaging *                          178                  1,627
   Trizetto Group *                         1,971                 33,684
   United Therapeutics *                    1,623                 97,137
   Viropharma *                             6,701                 89,324
   West Pharmaceutical Services             2,793                117,418
                                                             -----------
                                                               3,376,133
                                                             -----------
INDUSTRIALS - 18.4%
   Airtran Holdings *                      10,490                104,585
   Alaska Air Group *                       3,508                140,846
   American Woodmark                        2,793                103,313
   Ameron International                     1,533                112,292
   Barnes Group                             5,108                102,415
   CBIZ *                                  20,878                146,981
   CIRCOR International                        74                  2,440
   Columbus McKinnon *                      5,052                111,194
   COMSYS IT Partners *                     3,840                 79,296
   Copart *                                 4,802                138,922
   Corrections Corporation of America *     2,044                 93,390
   CRA International *                      2,509                127,532
   Dynamex *                                4,121                 87,324
   EnerSys *                                7,289                128,505
   Ennis                                    4,010                 92,110
   Flow International *                     3,702                 43,610
   General Cable *                          3,665                137,804
   Genlyte Group *                          1,873                144,708
   Healthcare Services Group                3,693                100,376
   Heartland Express                        7,765                126,802
   HUB Group, Cl A *                        6,062                164,644
   Interline Brands *                       2,760                 66,074
   K&F Industries Holdings *                6,165                119,848
   Kansas City Southern *                   3,835                108,876
   Knight Transportation                    5,313                 96,803
   M&F Worldwide *                          6,335                101,930
   Mobile Mini *                            4,359                140,229
   Moog, Cl A *                             2,520                 93,996
   Mueller Water Products, Cl A             5,700                 91,029
   NCI Building Systems *                   2,282                136,578
   Regal-Beloit                             3,133                154,927
   Simpson Manufacturing                    3,833                108,819
   Skywest                                  4,836                128,928
   Standard Register                        7,907                106,982
   Teledyne Technologies *                  2,776                115,815
   Tennant                                  4,189                115,826
   United Stationers *                        505                 24,114
   Wabtec                                   3,815                119,753
   Werner Enterprises                       4,632                 84,997
                                                             -----------
                                                               4,204,613
                                                             -----------
INFORMATION TECHNOLOGY - 25.5%
   24/7 Real Media *                       17,370                171,963
   Actuate *                               16,961                 88,536

THE ADVISORS' INNER CIRCLE FUND II                           PERIMETER SMALL CAP
                                                                     GROWTH FUND
                                                                OCTOBER 31, 2006
                                                                     (UNAUDITED)
================================================================================
COMMON STOCK-CONTINUED
                                         SHARES                 VALUE
                                       ----------            -----------
INFORMATION
TECHNOLOGY-CONTINUED
   Adtran                                   5,415            $   125,303
   Advanced Energy Industries *             4,787                 75,252
   Aeroflex *                              11,001                118,811
   Altiris *                                4,734                106,562
   Anadigics *                             15,905                128,512
   Ansys *                                  3,202                147,292
   Art Technology Group *                     455                  1,138
   Aspen Technology *                       7,197                 72,114
   Avocent *                                3,480                127,751
   Bell Microproducts *                    15,190                102,381
   Blackbaud                                4,223                105,575
   Brooks Automation *                      7,459                105,918
   Cirrus Logic *                          13,299                 93,891
   CommScope *                              3,935                125,566
   CSG Systems International *              3,406                 91,894
   CTS                                      8,242                116,377
   Digi International *                    10,081                141,336
   Ditech Networks *                        9,775                 77,125
   Epicor Software *                        6,846                 96,049
   Genesis Microchip *                      4,459                 45,705
   Hyperion Solutions *                     3,133                117,174
   Insight Enterprises *                    2,929                 62,944
   Interwoven *                            10,831                137,770
   Kopin *                                 19,856                 70,886
   LivePerson *                            12,397                 69,051
   Macrovision *                            5,994                159,500
   Mentor Graphics *                        8,067                136,090
   MIPS Technologies, Cl A *               13,044                 96,134
   Netgear *                                6,403                171,600
   Newport *                                3,667                 79,281
   Nice Systems ADR *                       4,291                132,034
   O2Micro International ADR *             13,147                 84,930
   Oplink Communications *                  3,424                 67,795
   Orbotech *                               3,712                 89,645
   Packeteer *                              7,152                 80,174
   Photronics *                             8,004                111,976
   Quest Software *                         7,561                111,374
   Radiant Systems *                       11,387                125,371
   RADVision *                              6,837                131,065
   Radyne *                                 9,707                 98,041
   Rofin-Sinar Technologies *               1,873                115,339
   Silicon Image *                         11,423                135,134
   Sirenza Microdevices *                     130                    953
   SonicWALL *                             14,168                148,764
   Standard Microsystems *                  3,508                108,152
   SumTotal Systems *                       9,264                 58,919
   Symmetricom *                            5,667                 47,999
   Technitrol                               4,435                111,851
   Tessera Technologies *                   4,121                143,864
   Tollgrade Communications *               5,143                 42,224
   Trimble Navigation *                     2,282                105,474

THE ADVISORS' INNER CIRCLE FUND II                           PERIMETER SMALL CAP
                                                                     GROWTH FUND
                                                                OCTOBER 31, 2006
                                                                     (UNAUDITED)
================================================================================
COMMON STOCK-CONTINUED
                                         SHARES                 VALUE
                                       ----------            -----------

INFORMATION
TECHNOLOGY-CONTINUED
   Triquint Semiconductor *                   606            $     2,727
   TTM Technologies *                       5,620                 68,283
   Ultimate Software Group *                3,917                 96,907
   Vignette *                               7,833                127,678
   WebEx Communications *                   3,001                115,388
                                                             -----------
                                                               5,827,542
                                                             -----------
MATERIALS - 5.7%
   Albemarle                                1,868                121,476
   Aptargroup                               2,267                124,481
   Brush Engineered Materials *             4,355                146,589
   Buckeye Technologies *                   3,080                 32,001
   Carpenter Technology                     1,192                127,532
   Coeur d'Alene Mines *                   17,847                 87,450
   HB Fuller                                4,223                104,688
   Metal Management                         2,861                 78,620
   Myers Industries                         5,654                102,451
   OM Group *                               1,174                 66,918
   Oregon Steel Mills *                     1,533                 83,395
   Sensient Technologies                    5,994                138,162
   Spartech                                 3,372                 92,393
                                                             -----------
                                                               1,306,156
                                                             -----------
TOTAL COMMON STOCK
   (Cost $21,579,172)                                         21,226,946
                                                             -----------
SHORT TERM INVESTMENT - 3.6%

Union Bank of California Money
   Market 4.467%                          832,424                832,424
   (Cost $832,424)                                           -----------

TOTAL INVESTMENTS - 96.5%
   (Cost $22,411,596) +                                      $22,059,370
                                                             -----------

PERCENTAGES ARE BASED ON NET ASSETS OF $22,858,902
*     NON-INCOME PRODUCING SECURITY.
+ AT OCTOBER 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $22,411,596 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $163,154 AND ($515,380), RESPECTIVELY.
ADR   - AMERICAN DEPOSITARY RECEIPT
CL    -  CLASS

THE ADVISORS' INNER CIRCLE FUND II                           PERIMETER SMALL CAP
                                                                     GROWTH FUND
                                                                OCTOBER 31, 2006
                                                                     (UNAUDITED)
================================================================================
SECURITY VALUATION -- SECURITIES LISTED ON A SECURITIES EXCHANGE, MARKET OR AUTOMATED QUOTATION SYSTEM FOR WHICH QUOTATIONS ARE READILY AVAILABLE (EXCEPT FOR SECURITIES TRADED ON NASDAQ), INCLUDING SECURITIES TRADED OVER THE COUNTER, ARE VALUED AT THE LAST QUOTED SALE PRICE ON THE PRIMARY EXCHANGE OR MARKET (FOREIGN OR DOMESTIC) ON WHICH THEY ARE TRADED, OR, IF THERE IS NO SUCH REPORTED SALE, AT THE MOST RECENT QUOTED BID PRICE. FOR SECURITIES TRADED ON NASDAQ, THE NASDAQ OFFICIAL CLOSING PRICE WILL BE USED.

SECURITIES FOR WHICH MARKET PRICES ARE NOT "READILY AVAILABLE" ARE VALUED IN ACCORDANCE WITH FAIR VALUE PROCEDURES ESTABLISHED BY THE FUND'S BOARD OF TRUSTEES (THE "BOARD"). THE FUND'S FAIR VALUE PROCEDURES ARE IMPLEMENTED THROUGH A FAIR VALUE COMMITTEE (THE "COMMITTEE") DESIGNATED BY THE BOARD. SOME OF THE MORE COMMON REASONS THAT MAY NECESSITATE THAT A SECURITY BE VALUED USING FAIR VALUE PROCEDURES INCLUDE: THE SECURITY'S TRADING HAS BEEN HALTED OR SUSPENDED; THE SECURITY HAS BEEN DE-LISTED FROM A NATIONAL EXCHANGE; THE SECURITY'S PRIMARY TRADING MARKET IS TEMPORARILY CLOSED AT A TIME WHEN UNDER NORMAL CONDITIONS IT WOULD BE OPEN; THE SECURITY HAS NOT BEEN TRADED FOR AN EXTENDED PERIOD OF TIME; THE SECURITY'S PRIMARY PRICING SOURCE IS NOT ABLE OR WILLING TO PROVIDE A PRICE; OR TRADING OF THE SECURITY IS SUBJECT TO LOCAL GOVERNMENT-IMPOSED RESTRICTIONS. WHEN A SECURITY IS VALUED IN ACCORDANCE WITH THE FAIR VALUE PROCEDURES, THE COMMITTEE WILL DETERMINE THE VALUE AFTER TAKING INTO CONSIDERATION RELEVANT INFORMATION REASONABLY AVAILABLE TO THE COMMITTEE. AS OF OCTOBER 31, 2006, THERE WERE NO FAIR VALUED SECURITIES.
                                                                 PCM-QH-001-0100

ITEM 2.   CONTROLS AND PROCEDURES

         (a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

         (a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


================================================================================

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) The Advisors' Inner Cirlce Fund II


By (Signature and Title)*                 /s/ JAMES F. VOLK
                                          --------------------------------------
                                          James F. Volk
                                          President
Date: December 15, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ JAMES F. VOLK
                                          --------------------------------------
                                          James F. Volk
                                          President
Date: December 15, 2006


By (Signature and Title)*                 /s/ MICHAEL LAWSON
                                          --------------------------------------
                                          Michael Lawson
                                          Controller and Chief Financial Officer
Date: December 15, 2006


* Print the name and title of each signing officer under his or her signature.